Equity-Accounted Investees - Singulex (Details) - Singulex, Inc. € in Thousands, $ in Millions	May 17, 2016 USD ($)	May 17, 2016 EUR (€)
Equity Accounted Investees
Contribution made	$ 50	€ 44,107
Ownership interest (as a percent)	19.33%	19.33%
Pre-money valuation	$ 200